Shareholder Report, Average Annual Return (Details) 194845_NEOS Gold High Income ETF_TF_TSR Annual {TF}	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
NEOS Gold High Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		NEOS Gold High Income ETF NAV
Average Annual Return, Percent	20.15%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Total Return Index
Average Annual Return, Percent	15.46%